SmallCap Value Fund (Prospectus Summary): | SmallCap Value Fund
SMALL CAP VALUE FUND

Supplement dated September 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, March 15, 2011, June 16, 2011, and July 20, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On September 13, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Value Fund by the SmallCap Blend Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Value Fund tentatively scheduled for February 6, 2012.
Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Value Fund in December 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about February 17, 2012.